Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturities of Lease Liabilities [Line Items]
Present value of lease liabilities	$ 8,103,541	$ 6,071,765
Operating Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2027	2,806,363
2028	2,307,637
2029	1,765,231
2030	1,129,179
2031	517,863
Thereafter	496,236
Total lease payments	9,022,509
Less: imputed interest	(918,968)
Present value of lease liabilities	8,103,541
Finance Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2027	89,908
2028	35,534
2029	16,191
2030	15,625
2031	13,264
Thereafter
Total lease payments	170,522
Less: imputed interest	(11,199)
Present value of lease liabilities	$ 159,323